SCHEDULE OF GOODWILL (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2022
Goodwill, beginning balance	$ 27,001,383	$ 19,229,528
Goodwill from acquisition		7,771,855
Goodwill, beginning balance	(1,657)
Goodwill, beginning balance	$ 26,999,726	$ 27,001,383 [1]

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.